Initial Public Offering	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 4—Initial Public Offering
On December 15, 2020, the Company consummated its Initial Public Offering of 17,250,000 Units, including 2,250,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $172.5 million, and incurring offering costs of approximately $9.2 million, inclusive of $6.9 million in deferred underwriting commissions and net of reimbursement from underwriters of approximately $1.7 million. Of the 17,250,000 Units sold, 4,944,550 Units were purchased by three qualified institutional buyers not affiliated with the Sponsor or any member of the management team (the “Anchor Investors”).
Each Unit consists of one share of Class A common stock,
and one-half of
one redeemable

warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3. Initial Public Offering.
On December 15, 2020, the Company consummated its IPO of 17,250,000 Units, including 2,250,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $172.5 million, and incurring offering costs of approximately $9.2 million, inclusive of $6.9 million in deferred underwriting commissions and net of reimbursement from underwriters of approximately $1.7 million. Of the 17,250,000 Units sold, 4,944,550 Units were purchased by three qualified institutional buyers not affiliated with the Sponsor or any member of the management team (the “Anchor Investors”).
Each Unit consists of one share of Class A common stock, and one-half
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note
6
).

Note 3. Initial Public Offering.
On December 15, 2020, the Company consummated its IPO of 17,250,000 Units, including 2,250,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $172.5 million, and incurring offering costs of approximately $9.2 million, inclusive of $6.9 million in deferred underwriting commissions and net of reimbursement from underwriters of approximately $1.7 million. Of the 17,250,000 Units sold, 4,944,550 Units were purchased by three qualified institutional buyers not affiliated with the Sponsor or any member of the management team (the “Anchor Investors”).
Each Unit consists of one share of Class A common stock, and one-half
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note
6
).